LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease right-of-use assets	$ 8,732	$ 9,698
Other current liabilities	2,511	2,404
Operating lease liabilities	5,311	6,613
Total operating lease liabilities	$ 7,822	$ 9,017
Weighted Average Remaining Lease Term, Operating leases	3 years 3 months 18 days	2 years 10 months 24 days
Weighted Average Discount Rate, Operating leases	5.24%	4.78%